Description of Business, History and Summary of Significant Policies: Earnings (loss) Per Share (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Earnings (loss) Per Share

Earnings (loss) per Share

Basic earnings (loss) per share exclude any dilutive effects of options, warrants and convertible securities. Basic earnings (loss) per share is computed using the weighted-average number of outstanding common stocks during the applicable period. Diluted earnings per share is computed using the weighted-average number of common and common stock equivalent shares outstanding during the period. Common stock equivalent shares are excluded from the computation if their effect is antidilutive.